CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (39,408)	$ 6,777	$ (4,148,947)	$ (19,511)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation for services			4,074,000	0
Amortization of convertible note discount	667	0	444	0
Depreciation of right-of-use asset	5,038	0
Change in operating assets and liabilities:
Accounts receivable	(113)	(21)	129	7,672
Deposits, prepayments and other receivables			(8,482)	7,357
Accrued liabilities and other payables	(1,282)	285	11,608	(7,975)
Lease liabilities	632	0
Net cash used in operating activities	(34,466)	7,041	(71,248)	(12,457)
Cash flow from financing activities:
Advances from (repayment to) a director	18,891	(2,564)	116,572	54,263
Advance from related companies	0	2,784
Payment of lease liabilities	(6,774)	0
Proceed from issuance of convertible bonds			33,000	0
Repayment to related companies			(22,840)	(37,392)
Net cash generated from financing activities	12,117	220	126,732	16,871
Effect on exchange rate change on cash and cash equivalents	365	(175)	(331)	(182)
Net change in cash and cash equivalents	(21,984)	7,086	55,153	4,232
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	64,496	9,343	9,343	5,111
CASH AND CASH EQUIVALENTS, END OF PERIOD	42,512	16,429	64,496	9,343
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0	$ 0